Details of Goodwill Associated with Each Purchase (Detail) (USD $)	Dec. 31, 2013
Goodwill [Line Items]
Total goodwill	$ 3,149,657
Kosciusko Branch
Goodwill [Line Items]
Total goodwill	295,837
Scooba Branch
Goodwill [Line Items]
Total goodwill	220,000
Three D Mortgage Company
Goodwill [Line Items]
Total goodwill	66,220
CB&T Capital Corporation
Goodwill [Line Items]
Total goodwill	$ 2,567,600